Exhibit 99.1

GM Financial Automobile Leasing Trust 2017-3

2.84% Exchange Note

Class A-1 1.35000% Asset Backed Notes

Class A-2A 1.72% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 2.01% Asset Backed Notes

Class A-4 2.12% Asset Backed Notes

Class B 2.40% Asset Backed Notes

Class C 2.73% Asset Backed Notes

Class D 2.83% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	01/01/19
End of Period:	01/31/19
Number of days in Interest Period (Actual/360):	29
Number of days in Collection Period:	31
Report Due Date:	02/15/19
Distribution Date:	02/20/19
Transaction Month:	17

2017-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,285	08/01/2017	09/20/2017	$1,090,137,186

Total	45,285			$1,090,137,186

RECONCILIATION OF 2017-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$751,657,503

{2} Reduction in Agg. Securitization Value due to payments				{2}	8,840,585
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	1,476,990
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	23,683,044
{5} Other adjustments				{5}	0
{6} Total change in Agg. Securitization Value					{6}	34,000,619

{7} End of period Aggregate Securitization Value					{7}	$717,656,884

{8} Pool Factor					{8}	65.831796%

RECONCILIATION OF 2017-3 EXCHANGE NOTE
{9} Original Exchange Note Balance					{9}	$1,053,000,000

{10} Beginning of period Exchange Note Balance					{10}	$714,520,317

{11} Exchange Note Principal Payment Amount					{11}	34,000,619

{12} End of period Exchange Note Balance					{12}	$680,519,698

{13} Note Pool Factor					{13}	64.626752%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{14} Original Note Balance	{14}	$134,000,000	$200,000,000	$150,000,000	$310,000,000	$84,700,000

{15} Beginning of period Note Balance	{15}	$0	$67,581,574	$50,686,181	$310,000,000	$84,700,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	19,428,925	14,571,694	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0	0

{20} End of period Note Balance	{20}	$0	$48,152,649	$36,114,487	$310,000,000	$84,700,000

{21} Note Pool Factor	{21}	0.000000%	24.076325%	24.076325%	100.000000%	100.000000%

		Class B	Class C	Class D		TOTAL
{22} Original Note Balance	{22}	$47,420,000	$44,100,000	$29,980,000		$1,000,200,000

{23} Beginning of period Note Balance	{23}	$47,420,000	$44,100,000	$29,980,000		$634,467,755

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0		34,000,619
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0		0
{26} Aggregate Principal Parity Amount	{26}	0	0	0		0
{27} Matured Principal Shortfall	{27}	0	0	0		0

{28} End of period Note Balance	{28}	$47,420,000	$44,100,000	$29,980,000		$600,467,136

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%		60.034707%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance	{30}	$751,657,503

{31} Ending Designated Pool Balance	{31}	717,656,884
{32} Unpaid prior Exchange Note Principal Payment Amount	{32}	0
{33} Sum of {31} + {32}	{33}	717,656,884

{34} Exchange Note Principal Payment Amount {30} - {33}	{34}	$34,000,619

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}	$714,520,317	$0	2.84%	30	30/360	$1,691,032

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{36} 2017-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{36}	$12,686,053
{37} Net Liquidation Proceeds collected during period	{37}	25,586,517
{38} Investment Earnings	{38}	65,191
{39} Investment Earnings - transferred to Indenture Note Collection Account	{39}	(65,191)
{40} Deposit from Servicer	{40}	0

{41} Total Additions:	{41}	38,272,570

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee	{42}	626,381
{43} To the 2017-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{43}	1,691,032
{44} To the 2017-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{44}	34,000,619
{45} To the 2017-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{45}	0
{46} To the 2017-3 Exchange Noteholder, all remaining funds to be applied as Excess Exchange Note Payments	{46}	1,954,538

{47} Total Distributions:	{47}	$38,272,570

Noteholders’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value	{48}	$751,657,503
{49} Ending Agg. Securitization Value	{49}	717,656,884
{50} Principal Distributable Amount {48} - {49}	{50}	34,000,619

{51} Noteholders’ Principal Carryover Amount	{51}	0

{52} Principal Distributable Amount + Noteholders’ Principal Carryover Amount	{52}	34,000,619

{53} Amount required to reduce Outstanding Amount after giving effect to distributions made pursuant to Indenture Section 8.3 (i) through (xiii) to the Required Pro Forma Note Balance	{53}	34,000,619

{54} Noteholders’ Principal Distributable Amount Lessor of {52} and {53}	{54}	$34,000,619

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	1.35%	29	Actual/360	$0
{56}	Class A-2A	$67,581,574	0	1.72%	30	30/360	96,867
{57}	Class A-2B	$50,686,181	0	2.74600%	29	Actual/360	112,121
{58}	Class A-3	$310,000,000	0	2.01%	30	30/360	519,250
{59}	Class A-4	$84,700,000	0	2.12%	30	30/360	149,637
{60}	Class B	$47,420,000	0	2.40%	30	30/360	94,840
{61}	Class C	$44,100,000	0	2.73%	30	30/360	100,328
{62}	Class D	$29,980,000	0	2.83%	30	30/360	70,703

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{63} 2017-3 Exchange Note Collections	{63}	$37,646,189
{64} Investment Earnings	{64}	0
{65} Investment Earnings - transferred from Exchange Note Collection Account	{65}	65,191
{66} Investment Earnings - and amounts released from Reserve Account pursuant to Section 2.14(b)(ii) of Servicing Supplement	{66}	10,330
{67} Optional Purchase Price	{67}	0
{68} Indenture Section 5.4 disposition of Collateral	{68}	0
{69} Available Funds:	{69}	37,721,710
{70} Reserve Account Withdrawal Amount	{70}	0

{71} Total Distributable Funds:	{71}	37,721,710

Distributions:
{72} To the Successor Servicer, unpaid transition expenses, pro rata	{72}	0
{73} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{73}	417
{74} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	208
{75} To the Asset Representations Reviewer, any accrued and unpaid fees & expenses, pro rata	{75}	0
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	96,867
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	112,121
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	519,250
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	149,637
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	94,840
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	100,328
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	70,703
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	34,000,619
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Asset Representations Reviewer, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{94}	0
{95} To the Issuer Trust Certificateholders, the aggregate amount remaining	{95}	2,576,720

{96} Total Distributions:	{96}	$37,721,710

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{97}	Class A	$512,967,755	$717,656,884	$0	$		36,843,210	$0
{98}	Class B	560,387,755	717,656,884	0			36,748,370	0
{99}	Class C	604,487,755	717,656,884	0			36,648,042	0
{100}	Class D	634,467,755	717,656,884	0			36,577,339	0

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{101} Excess Total Available Funds							{101}	$2,576,720

	{102} Beginning Note Balance					{102}	634,467,755
	{103} Principal payments through Indenture Section 8.3 (i) through (xv)					{103}	34,000,619
	{104} Pro-Forma Note Balance						{104}	600,467,136

	{105} Ending Aggregate Securitization Value					{105}	717,656,884
	{106} 10.75% of Aggregate Securitization Value as of Cutoff until Class A-2 is paid in full,9.75% Thereafter ($117,189,748)					{106}	117,189,748
	{107} Required Pro Forma Note Balance {105} - {106}						{107}	600,467,136

	{108} Excess of Pro Forma Balance minus Required Pro Forma Balance {104} - {107}							{108}	0

	{109} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{109}	$0

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{110} Ending Aggregate Securitization Value							{110}	$717,656,884
	{111} End of Period Note Balance							{111}	680,519,698
	{112} Overcollateralization							{112}	37,137,186
	{113} Overcollateralization %								{113}	5.17%

	Asset Backed Notes:
	{114} Ending Aggregate Securitization Value							{114}	717,656,884
	{115} End of Period Note Balance							{115}	600,467,136
	{116} Overcollateralization							{116}	117,189,748
	{117} Overcollateralization %								{117}	16.33%

	RECONCILIATION OF 2017-3 CASH RESERVE ACCOUNT
	{118} Specified Reserve Balance								{118}	$5,450,686

	{119} Beginning of Period Reserve Account balance								{119}	$5,450,686
	{120} Investment Earnings							{120}	10,330
	{121} From the Indenture Collection Account, the Reserve Account Required Amount							{121}	0
	{122} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{122}	0
	{123} Total Reserve balance available:								{123}	5,461,016

	{124} Specified Reserve Balance								{124}	5,450,686

	{125} Release Excess Cash to Indenture Collection Available Funds								{125}	10,330

	{126} End of period Reserve Account balance								{126}	$5,450,686

	ASSET REPRESENTATIONS REVIEW DELINQUENCY TRIGGER
									Dollars	Percentage
	{127} Receivables with Scheduled Payment delinquent 61 days or more							{127}	$3,945,114	0.55%
	{128} Compliance (Trigger Violation is a Delinquency Rate Greater Than 2.10%)							{128}		Yes

By:	/s/Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting-Treasury
Date:	February 14, 2019

GM Financial

GMALT 2017-3

Supplemental Monthly Data

January 31, 2019

	Aggregate Securitization Value	Residual Value
Beginning of Period	$751,657,503	$642,053,108
Change	(34,000,619)	(24,185,826)
End of Period	$717,656,884	$617,867,282
Residual Value as % of Agg. Securitization Value		86.10%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	34,637	709,659,087	98.89%
31 - 60 days	197	4,052,683	0.56%
61 - 90 days	159	3,364,026	0.47%
91 - 120 days	32	581,088	0.08%

Total	35,025	717,656,884	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	119	2,985,481	1,819	47,465,847
Standard terminations	36	538,832	332	6,072,670

Total retained by lessee	155	3,524,313	2,151	53,538,517
Returned Vehicles
Early terminations	702	11,755,454	4,493	76,904,150
Standard terminations	502	8,403,277	2,459	42,033,933

Total returned to dealer	1,204	20,158,731	6,952	118,938,083
Charged off leases / Repossessed vehicles	75	1,476,990	1,156	25,087,336
Repurchases	0	0	1	31,196
Other	0	0	0	0

Total terminations	1,434	25,160,034	10,260	197,595,132

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,476,990	25,087,336
less: Sales proceeds	1,269,211	22,802,878
less: Excess wear and excess mileage received	1,314	2,172
less: Other amounts received	18,068	444,129

Net Credit (Gain) Loss	188,397	1,838,157

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	20,050,971	118,198,057
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	20,027,599	125,723,671
less: Excess wear and excess mileage received	33,416	155,882
less: Other recovery amounts	11,319	404,455

Residual (Gain) Loss	(21,363)	(8,085,951)

	Current Period	Prev. Month
Prepay Speed	0.6573%	0.4414%

Return Rate based on Scheduled to Terminate(2)	93.4783%	86.6513%

Return Rate based on Terminated Leases(3)	83.9609%	77.3895%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.